Paycheck Protection Program Loan - Additional Information (Detail) - Paycheck Protection Program [Member] - USD ($) $ in Millions			1 Months Ended
	Jun. 05, 2020	Jun. 04, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Loan proceeds received			$ 0.5
Loan forgiveness period	168 days	56 days
Deferral period of principal and interest payments extended term	10 months	6 months
Required amount of payroll expenditures, percentage	60.00%	75.00%
Existing loans maturity period	5 years	2 years